Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases
22.	Leases

The Group has commercial lease agreements of office buildings. The leases have an average life up to eight years. The contracts for a term of less than a year fall under the recognition exemption for being short-term leases. Total lease expense for the year ended December 31, 2022 recognized under such contracts is 28 (for the year ended December 31, 2021 - 35). Future minimum lease rentals under non-cancellable lease commitments for office premises for a term less than one year as of December 31, 2022 are 25 (December 31, 2021 - 12).

For long-term contracts, right-of-use assets and lease liabilities were recognized. Right-of-use assets are included into property and equipment. The change in the balances of Right-of-use assets and Lease liabilities the year ended December 31, 2022 was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As of January 1, 2022	653	642
Additions	184	184
Derecognition	(136)	(160)
Depreciation	(246)	—
Interest expense	—	51
Payments	—	(284)
As of December 31, 2022	455	433
Including short-term portion	—	300

The change in the balances of Right-of-use assets and Lease liabilities the year ended December 31, 2021 was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As of January 1, 2021	1,087	1,116
Additions	40	40
Derecognition	(201)	(240)
Depreciation	(273)	—
Interest expense	—	75
Payments	—	(349)
As of December 31, 2021	653	642
Including short-term portion	—	308

For the amount of rent expense recognized from short-term leases and variable lease payments for year ended December 31, 2022, December 31, 2021 and December 31, 2020 see Note 25.